RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
RELATED PARTY TRANSACTIONS	RELATED PARTY TRANSACTIONS
As of December 31, 2021, Techint Holdings S.à r.l. (“Techint”) owned 62.02% of the Company’s share capital and Tenaris Investments S.à r.l. (“Tenaris”) held 11.46% of the Company’s share capital. Each of Techint and Tenaris were controlled by San Faustin S.A., a Luxembourg company (“San Faustin”). Rocca & Partners Stichting Administratiekantoor Aandelen San Faustin (“RP STAK”), a private foundation (Stichting) located in the Netherlands, held voting shares in San Faustin sufficient in number to control San Faustin. No person or group of persons controls RP STAK.
For commitments with Related parties, see note 24.
The following transactions were carried out with related parties:

	Year ended December 31,
	2021	2020	2019

(i) Transactions
(a) Sales of goods and services
Sales of goods to non-consolidated parties	950,792	432,511	515,123
Sales of goods to other related parties	195,636	15,972	77,375
Sales of services and others to non-consolidated parties	178	173	171
Sales of services and others to other related parties	1,496	1,009	1,060

	1,148,102	449,665	593,729
(b) Purchases of goods and services
Purchases of goods from non-consolidated parties	508,784	347,638	408,309
Purchases of goods from other related parties	65,964	83,738	71,324
Purchases of services and others from non-consolidated parties	10,279	9,421	14,563
Purchases of services and others from other related parties	98,065	75,483	155,289
Purchases of goods and services in connection with lease contracts from other related parties	—	201	8,859

	683,092	516,481	658,343
(c) Financial results
Income with non-consolidated parties	6,256	7,182	9,478
Expenses in connection with lease contracts from other related parties	(1,013)	(1,484)	(945)

	5,243	5,698	8,533
(d) Dividends received
Dividends from non-consolidated parties	82,122	6,299	3,111

	82,122	6,299	3,111
(e) Other income and expenses
Income (expenses), net with non-consolidated parties	1,029	765	929
Income (expenses), net with other related parties	879	1,042	986

	1,908	1,807	1,915
25.    RELATED PARTY TRANSACTIONS (continued)

	As of December 31,
	2021	2020

(ii) Year-end balances
(a) Arising from sales/purchases of goods/services and other transactions
Receivables from non-consolidated parties	204,329	227,074
Receivables from other related parties	26,690	3,674
Advances from non-consolidated parties	5,383	6,647
Advances to suppliers with other related parties	3,852	7,732
Payables to non-consolidated parties	(72,373)	(30,407)
Payables to other related parties	(16,617)	(29,095)
Lease liabilities with other related parties	(2,635)	(3,550)

	148,629	182,075
(iii) Officers and Directors’ compensation
During the year ended December 31, 2021 the cash compensation of Officers and Directors amounted to $18,137 (2020: $13,736). In addition, Officers received 1,194,190 Units for a total amount of $6,276 (2020: $4,289) in connection with the incentive retention program mentioned in note 3 (o)(3).